SUBSEQUENT EVENTS - Unaudited Pro Forma Condensed Combined Statement of Operations (Details) - USD ($)	3 Months Ended		12 Months Ended		15 Months Ended
	Aug. 31, 2016	Aug. 31, 2015	May 31, 2016	May 31, 2015	Aug. 31, 2016	Aug. 31, 2015
Product sales, net	$ 649,411	$ 129,871	$ 193,734	$ 214,502
Cost of goods sold	501,257	127,501	215,997	240,017
Gross (loss)	148,154	2,370	(22,263)	(25,515)
Total expenses	723,754	26,832	342,506	184,258
Net Income/(loss) before other income and expenses	(575,600)	(24,462)	(364,769)	(209,773)
Other income and (expenses)	(441,659)	(1,350)	(35,438)	(2,820)
Net (loss)	(1,027,259)	$ (25,812)	(400,207)	$ (212,593)	$ (400,207)	$ (212,593)
ESD [Member]
Product sales, net	884,526		2,775,113
Cost of goods sold	690,277		2,091,010
Gross (loss)	194,249		684,103
Total expenses			555,177
Net Income/(loss) before other income and expenses	37,654		128,926
Other income and (expenses)	59,664		(1,225)
Net (loss)	(22,010)		127,701
Proforma Adjustments [Member]
Product sales, net
Cost of goods sold
Gross (loss)
Total expenses			10,000
Net Income/(loss) before other income and expenses			(10,000)
Other income and (expenses)			147,000
Net (loss)			157,000
ProForma Combined [Member]
Product sales, net	995,530		2,968,847
Cost of goods sold	771,366		2,307,007
Gross (loss)	224,164		661,840
Total expenses			907,683
Net Income/(loss) before other income and expenses	(560,866)		(245,843)
Other income and (expenses)	475,006		(183,663)
Net (loss)	$ (1,035,872)		$ (429,506)